Organization and description of Business (Details Narrative)	Aug. 29, 2024	Feb. 23, 2024	Jul. 22, 2022	May 13, 2022	Feb. 01, 2024 USD ($)	Feb. 01, 2024 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 15, 2022 USD ($)	Apr. 15, 2022 MYR (RM)	Sep. 03, 2020 USD ($)	Sep. 03, 2020 MYR (RM)	Jun. 22, 2011 USD ($)	Jun. 22, 2011 MYR (RM)	Mar. 26, 2007 USD ($)	Mar. 26, 2007 MYR (RM)
IfrsStatementLineItems [Line Items]
Share capital							$ 10,000	$ 10,000
Forekast International Sdn. Bhd. [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Share capital					$ 108,950	RM 500,000
Equity ownership, rate	100.00%
iForte Group Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital									$ 1,174,188	RM 5,300,000
Equity ownership, rate			100.00%
iForte Group Sdn. Bhd. [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Equity ownership, rate		100.00%
iForte Intelligence Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital															$ 1,243,921	RM 5,600,000
Equity ownership, rate			33.30%	66.70%
iForte HRPlus Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital											$ 21,923	RM 100,000
Equity ownership, rate				100.00%
Payday Business Services Sdn. Bhd. [member]
IfrsStatementLineItems [Line Items]
Share capital													$ 21,925	RM 100,000
Equity ownership, rate				100.00%